Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Preferred Stock, par value	$ 0.00001	$ 0.00000
Preferred Stock, shares authorized	10,000,000	0
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common Stock, par value	$ 0.00001	$ 0.00001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	13,934,876	653,334
Common Stock, shares outstanding	13,934,876	653,334
Series A Convertible Preferred Stock
Preferred Stock, par value	$ 0.00000	$ 0.00001
Preferred Stock, shares authorized	0	2,500,000
Preferred Stock, shares issued	0	833,334
Preferred Stock, shares outstanding	0	833,334
Preferred Stock, liquidation preference	$ 0	$ 0
Series B Convertible Preferred Stock
Preferred Stock, par value	$ 0.00000	$ 0.00001
Preferred Stock, shares authorized	0	7,000,000
Preferred Stock, shares issued	0	1,835,000
Preferred Stock, shares outstanding	0	1,835,000
Preferred Stock, liquidation preference	$ 0	$ 0